Employee Benefit Plans - Schedule of Other Comprehensive (Income) Loss Related to Postretirement Benefit Plans (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Discount rate used to determine benefit obligations	0.25%
Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate used to determine net benefit cost	3.26%	3.38%	3.25%
Discount rate used to determine benefit obligations	3.01%	3.26%	3.38%
Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate used to determine net benefit cost	3.63%	3.76%	3.50%
Expected return on plan assets	6.30%	6.30%	6.50%
Discount rate used to determine benefit obligations	3.25%	3.63%	3.76%